SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Number of Share Options Outstanding and Share Option Transactions

	2020 Grant CEO	2020 Grant CFO	2020 Grant CCO
Grant date	April 24, 2020	September 14, 2020	November 11, 2020
Tranche 1	150,000 of the options are exercisable on April 6, 2021 at the earliest, at a subscription price of NOK 35 per share	75,000 of the options are exercisable on September 4, 2021 at the earliest, at a Subscription Price of NOK 32 per share	75,000 of the options are exercisable on December 1, 2021 at the earliest, at a Subscription Price of NOK 33 per share
Tranche 2	150,000 of the options are exercisable on April 6, 2022 at the earliest, at a Subscription Price of NOK 52.50 per share	75,000 of the options are exercisable on September 4, 2022 at the earliest, at a Subscription Price of NOK 48 per share	75,000 of the options are exercisable on December 1, 2022 at the earliest, at a Subscription Price of NOK 49.50 per share
Tranche 3	250,000 of the options are exercisable on April 6, 2023 at the earliest, at a Subscription Price of NOK 70.00 per share	125,000 of the options are exercisable on September 4, 2023 at the earliest, at a Subscription Price of NOK 64 per share	125,000 of the options are exercisable on December 1, 2023 at the earliest, at a Subscription Price of NOK 66 per share
Summary of assumptions for share options given in accordance with the terms of the Company's share option scheme from 2016:

	2016 Grant	2020 Grant CEO	2020 Grant CFO	2020 Grant CCO
Grant Date	November 10, 2016	April 24, 2020	September 14, 2020	November 11, 2020
Expected Term (1)	5 years	5 years	5 years	5 years
Expected Volatility (2)	71%	61%	62%	61%
Expected Dividends (3)	Nil	Nil	Nil	Nil
Dilution Adjustment (4)	No	No	No	No
Risk-free Rate (5)	1.55%	0.27%	0.27%	0.4%
Expected Forfeitures (6)	Nil	Nil	Nil	Nil
The following table summarizes the unvested option activity for the year ended December 31, 2020 and 2019:

	Number of options		Weighted Average Exercise Price	Weighted Average Grant date Fair Value
	Management	Total
Outstanding as of December 31, 2018 - Unvested	226,667	226,667	$3.75	$2.47
Granted	—	—
Exercised	305,000	305,000	$3.61	$2.47
Exercisable	240,000	240,000	$3.43	$2.47
Forfeited	—	—	—	—
Outstanding as of December 31, 2019 - Unvested	—	—	—	—
Granted	1,100,000	1,100,000	$5.48	$1.48
Exercised	50,000	50,000	$3.38	$2.47
Exercisable	190,000	190,000	$3.38	$2.47
Forfeited
Outstanding as of December 31, 2020 - Unvested	1,100,000	1,100,000	$5.48	$1.48

The following table summarizes certain information about the options outstanding as of December 31, 2020 and 2019:

	Options Outstanding and Unvested, December 31, 2020			Options Outstanding and Exercisable, December 31, 2020
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$5.48	1,100,000	$5.48	4.55	190,000	$3.38	0

	Options Outstanding and Unvested, December 31, 2019			Options Outstanding and Exercisable, December 31, 2019
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$3.43	—	$0.00	0.00	240,000	$3.43	0.00